Goodwill - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Impairment loss	¥ 0	¥ 4,882	¥ 51,971
Bike-sharing maintenance
Goodwill
Impairment loss		¥ 4,882